Consolidated Statement of Changes in Equity (Deficiency) - CAD ($)	Number of Common shares [Member]	Subscriptions Receivable [Member]	Contributed Surplus [Member]	Deficit [Member]	Accumulated other comprehensive income [Member]	Deficiency attributable to equity shareholders of the company [Member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2016	$ 4,300			$ (313,155)	$ (9,179)	$ (318,034)		$ (318,034)
Balance, shares at Dec. 31, 2016	10,000
Derecognition of Tower Three shares	(10,000)
Shares issuance to Tower Three shareholders	30,000,000
Recognition of shares issued to Tower One shareholders	$ 1,010,383					1,010,383		1,010,383
Recognition of shares issued to Tower One shareholders, shares	6,735,885
Shares issued to Rojo	$ 175,000					175,000		175,000
Shares issued to Rojo, shares	500,000
Share issued for acquisition of Evolution/ controlled subsidiary	$ 480,000					480,000		480,000
Share issued for acquisition of Evolution/ controlled subsidiary, shares	1,500,000
Acquisition of Evolution							$ 509,524	509,524
Exercise of stock options, shares	11,130,435
Exercise of stock options	$ 5,401,212		$ (2,715,213)			2,685,999		2,685,999
Exercise of warrants	$ 1,132,340					1,132,340		1,132,340
Exercise of warrants, shares	3,774,466
Shares issued for services	$ 340,000					340,000		340,000
Shares issued for services, shares	1,000,000
Shares issued for cash, net	$ 2,092,651		142,319			2,234,970		2,234,970
Shares issued for cash, net, shares	15,484,912
Share subscriptions received		$ 170,000				170,000		170,000
Share-based compensation			3,917,778			3,917,778		3,917,778
Net loss				(9,583,550)		(9,583,550)	(280,127)	(9,863,677)
Other comprehensive loss					(18,120)	(18,120)	(41,241)	(59,361)
Balance at Dec. 31, 2017	$ 10,635,886	170,000	1,344,884	(9,896,705)	(27,299)	2,226,766	188,156	$ 2,414,922
Balance, shares at Dec. 31, 2017	70,125,698
Exercise of stock options, shares	5,600,000							5,600,000
Exercise of stock options	$ 2,460,301	(200,000)	(1,200,301)			1,060,000		$ 1,060,000
Exercise of warrants	$ 2,166,300					2,166,300		2,166,300
Exercise of warrants, shares	8,665,201
Shares issued for services	$ 110,395					110,395		110,395
Shares issued for services, shares	525,690
Shares issued for subscriptions received	$ 30,000	(30,000)
Shares issued for subscriptions received, shares	142,857
Shares issued for debt	$ 156,000					156,000		156,000
Shares issued for debt, shares	780,000
Shares issued for acquisition of Mexmaken	$ 1,312,500					1,312,500	145,833	1,458,333
Shares issued for acquisition of Mexmaken, shares	7,500,000
Share subscriptions received		30,000				30,000		30,000
Share-based compensation			1,913,692			1,913,692		1,913,692
Shares Issued During Period Value	$ 5,000					5,000		5,000
Shares Issued During Period	50,000
Fair value of warrants issued for Bond issuance cost			28,514			28,514		28,514
Issue of convertible instruments			2,673			2,673		2,673
Net loss				(9,112,971)		(9,112,971)	(18,314)	(9,131,285)
Other comprehensive loss					(326,928)	(326,928)	(153,204)	(480,132)
Balance at Dec. 31, 2018	$ 16,876,382	(30,000)	2,089,462	(19,009,676)	(354,227)	(428,059)	162,471	(265,588)
Balance, shares at Dec. 31, 2018	93,389,446
Warrants issued			608,440			608,440		(608,440)
Obligation to issue warrants			180,714			180,714		(180,714)
Extinguishment of convertible debenture			(574,895)			(574,895)		(574,895)
Adjustment on acquisition of controlled subsidiary				(106,990)		(106,990)	869	(106,121)
Adjustment on disposition of controlled subsidiary				508,444		508,444	(178,047)	330,397
Net loss				(4,977,237)		(4,977,237)	(3,170,031)	(8,147,268)
Other comprehensive loss					(155,147)	(155,147)	(172,549)	(327,696)
Balance at Dec. 31, 2019	$ 16,876,382	$ (30,000)	$ 2,303,721	$ (23,585,459)	$ (509,374)	$ (4,944,730)	$ (3,357,287)	$ (8,302,017)
Balance, shares at Dec. 31, 2019	93,389,446